Condensed Consolidated Statement of Financial Position - EUR (€)	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 167,612,000	€ 187,524,000
Prepayments and other receivables	4,047,000	3,404,000
Other taxes	812,000	555,000
Total current assets	172,471,000	191,483,000
Property, plant and equipment	17,141,000	17,467,000
Investments in associates		8,000
Investments in financial assets	621,000	621,000
Total assets	190,233,000	209,579,000
Equity
Equity attributable to owners of the Company	100,829,000	113,833,000
Non-controlling interests.	(612,000)	(604,000)
Total equity	100,217,000	113,229,000
Current liabilities
Borrowings	6,394,000	4,771,000
Lease liabilities	1,324,000	1,534,000
Derivative financial instruments	279,000	3,995,000
Trade payables	824,000	191,000
Current income tax liability	0	0
Social securities and other taxes	1,216,000	1,230,000
Deferred income	5,656,000	5,115,000
Other current liabilities	8,022,000	10,760,000
Total current liabilities	23,715,000	27,596,000
Borrowings	38,368,000	39,319,000
Lease liabilities	14,382,000	14,748,000
Deferred income	13,551,000	14,687,000
Total liabilities	90,016,000	96,350,000
Total equity and liabilities	€ 190,233,000	€ 209,579,000